NOTE 1 – ORGANIZATION AND BUSINESS OPERATIONS (Details Narrative) - USD ($)				1 Months Ended			12 Months Ended
	Nov. 13, 2020	Sep. 05, 2018	Oct. 10, 2017	Aug. 31, 2019	Mar. 21, 2018	Jun. 01, 2017	Aug. 31, 2021	Aug. 31, 2020	Sep. 04, 2019	Jul. 31, 2019	Dec. 01, 2018	Jan. 22, 2016
Entity Incorporation, Date of Incorporation							Jul. 29, 2013
Capital Lease Obligations						$ 500,000
Patent License Agreement [Member]
Derivative, Term of Contract						5 years
[custom:RoyaltyFeeOnProceeds]						20.00%
Payments to Acquire Productive Assets			$ 500,000
Kryptokiosk Limited [Member]
Stock Issued During Period, Shares, Acquisitions					2,400,000
Stock Issued During Period, Value, Acquisitions					$ 72,000
Allowance for Loan and Lease Losses, Write-offs					$ 48,000
Patent License Agreement Two [Member]
Payments for Previous Acquisition		$ 768,000
Common Stock, Other Shares, Outstanding		200,000
Accounts Payable, Current		$ 153,600
Unrealized Gain (Loss) on Investments								$ 857,600
Gain (Loss) on Sale of Investments								89,538
Star Eastnet [Member]
Common Stock, Other Shares, Outstanding											171,000
Anyone Pictures Limited [Member]
Common Stock, Other Shares, Outstanding										242,980
Unrealized Gain (Loss) on Investments				$ 422,400
Gain (Loss) on Sale of Investments				$ 59,792
Loan Agreement [Member]
Loans Held-for-sale, Term				1 year
Loans and Leases Receivable, Gross				$ 1,047,040
Loans Receivable, Basis Spread on Variable Rate				10.00%
Interest and Fee Income, Other Loans	$ 70,021							$ 95,979
Loan Agreement 2 [Member]
Loans and Leases Receivable, Gross									$ 1,049,600
Loans Receivable, Basis Spread on Variable Rate									10.00%
Former Sole Officer [Member]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners												83.00%